Long Term Debt - Principal Payments (Table) (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2012	Dec. 31, 2011
Principal Payments (Abstract)
July to December 2012	$ 61,731
2013	234,828
2014	109,174
2015	204,198
2016	211,432
2017 and thereafter	652,803
Total	$ 1,474,166	$ 1,515,663